Property Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment
Property, plant and equipment, at cost	$ 2,793.0	$ 2,661.1
Less: accumulated depreciation	1,236.5	1,098.7
Property, plant and equipment, net	1,556.5	1,562.4
Chemical Manufacturing Plants [Member]
Property, plant and equipment
Property, plant and equipment, at cost	1,308.8	1,299.5
Machinery and Equipment [Member]
Property, plant and equipment
Property, plant and equipment, at cost	1,080.5	979.9
Buildings [Member]
Property, plant and equipment
Property, plant and equipment, at cost	134.7	141.5
Land and Land Improvements [Member]
Property, plant and equipment
Property, plant and equipment, at cost	156.5	158.0
Construction-in-Progress [Member]
Property, plant and equipment
Property, plant and equipment, at cost	$ 112.5	$ 82.2